Investment Objectives and Goals - Eaton Vance Focused Opportunities Funds	Feb. 28, 2026
Eaton Vance Focused Growth Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital growth.
Eaton Vance Focused Value Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.